Subsequent Events	12 Months Ended
Dec. 31, 2021
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Subsequent Events
Note 21—Subsequent Events
In February 2022, the Company entered into a facility lease in Germany with an enforceable lease term of 15 years, which is expected to commence in 2025. Subject to terms and conditions and development in interest rates, an initial lease liability and corresponding right-of-use
asset of €55.2 million is expected to be recognized at the commencement date.
No other events have occurred after the reporting date that would influence the evaluation of these consolidated financial statements.